Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 853,089	$ 606,850
Production costs	(418,652)	(329,810)
Depletion and depreciation	(125,795)	(106,157)
Cost of sales	(544,447)	(435,967)
Income from mine operations	308,642	170,883
General and administrative expense	(24,626)	(18,115)
Share-based compensation expense	(8,500)	(12,814)
Exploration, evaluation and reclamation expense	(22,397)	(17,616)
Care and maintenance expense	(29,593)	0
Transaction and integration expense	(20,813)	0
Operating income (loss)	202,713	122,338
Interest and other finance income	6,545	11,910
Interest expense and other finance costs	(26,787)	(31,598)
Loss on redemption of convertible debt	0	(5,423)	[1]
Other income (expense)	2,605	(5,739)
Foreign exchange loss	(3,755)	(5,359)
Income before income taxes	181,321	86,129
Income tax expense	(40,853)	(30,372)
Net income	140,468	55,757	[1]
Attributable to:
Equity holders of SSR Mining	133,494	57,315
Non-controlling interest	$ 6,974	$ (1,558)
Net income per share attributable to equity holders of SSR Mining
Basic (usd per share)	$ 0.88	$ 0.47
Diluted (usd per share)	$ 0.87	$ 0.47

[1]	See note 2(r)